Capital management (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to Financial Statements [Abstract]
Long-term debt	$ 1,008.6	$ 1,107.5
Cash and cash equivalents	$ 568.9	$ 541.8	$ 249.8